Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Composition of Investment Portfolio by Major Security Type
The composition of the investment portfolio by major security type was:

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2014
Fixed maturities:
U.S. government obligations	$2,667.1	$0	$0	$2,667.1	$2,641.1
State and local government obligations	0	2,139.2	0	2,139.2	2,095.7
Foreign government obligations	14.2	0	0	14.2	14.2
Corporate debt securities	0	2,836.7	0	2,836.7	2,813.9
Subtotal	2,681.3	4,975.9	0	7,657.2	7,564.9
Asset-backed securities:
Residential mortgage-backed	0	1,658.5	0	1,658.5	1,635.5
Commercial mortgage-backed	0	2,304.0	11.6	2,315.6	2,278.7
Other asset-backed	0	1,638.7	0	1,638.7	1,634.9
Subtotal asset-backed securities	0	5,601.2	11.6	5,612.8	5,549.1
Redeemable preferred stocks:
Financials	0	97.9	0	97.9	77.3
Utilities	0	65.3	0	65.3	65.0
Industrials	0	116.0	0	116.0	117.9
Subtotal redeemable preferred stocks	0	279.2	0	279.2	260.2
Total fixed maturities	2,681.3	10,856.3	11.6	13,549.2	13,374.2
Equity securities:
Nonredeemable preferred stocks:
Financials	204.1	554.1	69.3	827.5	590.4
Utilities	0	0	0	0	0
Subtotal nonredeemable preferred stocks	204.1	554.1	69.3	827.5	590.4
Common equities:
Common stocks	2,491.9	0	0	2,491.9	1,288.8
Other risk investments	0	0	0.4	0.4	0.4
Subtotal common equities	2,491.9	0	0.4	2,492.3	1,289.2
Total fixed maturities and equity securities	5,377.3	11,410.4	81.3	16,869.0	15,253.8
Short-term investments	1,937.0	212.0	0	2,149.0	2,149.0
Total portfolio	$7,314.3	$11,622.4	$81.3	$19,018.0	$17,402.8
Debt	$0	$2,527.5	$0	$2,527.5	$2,164.7

	Fair Value
(millions)	Level 1	Level 2	Level 3	Total	Cost
December 31, 2013
Fixed maturities:
U.S. government obligations	$3,662.2	$0	$0	$3,662.2	$3,630.4
State and local government obligations	0	2,256.0	0	2,256.0	2,247.3
Foreign government obligations	15.6	0	0	15.6	15.6
Corporate debt securities	0	2,926.6	0	2,926.6	2,885.0
Subtotal	3,677.8	5,182.6	0	8,860.4	8,778.3
Asset-backed securities:
Residential mortgage-backed	0	1,127.7	0.2	1,127.9	1,110.1
Commercial mortgage-backed	0	2,131.5	29.0	2,160.5	2,154.4
Other asset-backed	0	1,077.7	0	1,077.7	1,073.0
Subtotal asset-backed securities	0	4,336.9	29.2	4,366.1	4,337.5
Redeemable preferred stocks:
Financials	0	102.8	0	102.8	84.2
Utilities	0	65.6	0	65.6	64.9
Industrials	0	145.5	0	145.5	150.4
Subtotal redeemable preferred stocks	0	313.9	0	313.9	299.5
Total fixed maturities	3,677.8	9,833.4	29.2	13,540.4	13,415.3
Equity securities:
Nonredeemable preferred stocks:
Financials	240.8	414.6	39.0	694.4	431.5
Utilities	0	16.8	0	16.8	14.2
Subtotal nonredeemable preferred stocks	240.8	431.4	39.0	711.2	445.7
Common equities:
Common stocks	2,530.0	0	0	2,530.0	1,450.6
Other risk investments	0	0	0.5	0.5	0.5
Subtotal common equities	2,530.0	0	0.5	2,530.5	1,451.1
Total fixed maturities and equity securities	6,448.6	10,264.8	68.7	16,782.1	15,312.1
Short-term investments	987.8	284.8	0	1,272.6	1,272.6
Total portfolio	$7,436.4	$10,549.6	$68.7	$18,054.7	$16,584.7
Debt	$0	$2,073.7	$0	$2,073.7	$1,860.9

Summary of Changes in Fair Value Associated With Level 3 Assets
The following tables provide a summary of changes in fair value associated with Level 3 assets for the years ended December 31, 2014 and 2013:

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2013	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2014
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$0.2	$0	$0	$(0.1)	$0.1	$(0.2)	$0	$0
Commercial mortgage-backed	29.0	(3.6)	0	0	0	(0.2)	(13.6)	11.6
Total fixed maturities	29.2	(3.6)	0	(0.1)	0.1	(0.4)	(13.6)	11.6
Equity securities:
Nonredeemable preferred stocks:
Financials[2]	39.0	0	0	0	0	30.3	0	69.3
Common equities:
Other risk investments	0.5	(0.1)	0	0	0	0	0	0.4
Total Level 3 securities	$68.7	$(3.7)	$0	$(0.1)	$0.1	$29.9	$(13.6)	$81.3

[1] The $13.6 million was transferred out of Level 3 and into Level 2 due to an improvement in the security's underlying collateral and an increase in liquidity and market activity in comparable securities.
[2] The $30.3 million represents a net holding period gain on our investment in ARX Holding Corp., which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

	Level 3 Fair Value
(millions)	Fair Value at Dec. 31, 2012	Calls/ Maturities/ Paydowns	Purchases	Sales	Net Realized (Gain)/Loss on Sales	Change in Valuation	Net Transfers In (Out)[1]	Fair Value at Dec. 31, 2013
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$45.5	$(28.6)	$125.1	$0	$0	$(0.4)	$(141.4)	$0.2
Commercial mortgage-backed	25.3	(3.4)	0	0	0	7.1	0	29.0
Total fixed maturities	70.8	(32.0)	125.1	0	0	6.7	(141.4)	29.2
Equity securities:
Nonredeemable preferred stocks:
Financials[2]	31.9	0	0	0	0	7.1	0	39.0
Common equities:
Other risk investments	12.0	(0.5)	0.3	(2.4)	(36.0)	27.1	0	0.5
Total Level 3 securities	$114.7	$(32.5)	$125.4	$(2.4)	$(36.0)	$40.9	$(141.4)	$68.7

[1] The $141.4 million was transferred out of Level 3 and into Level 2 due to an increase in liquidity and trading volume in the market.
[2] The $7.1 million represents a net holding period gain on our investment in ARX Holding Corp., which is reflected in net realized gains (losses) on securities in the comprehensive income statement.

Summary of Quantitative Information about Level 3 Fair Value Measurements
The following table provides a summary of the quantitative information about Level 3 fair value measurements for our applicable securities at December 31:

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2014	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$0	NA	NA	NA
Commercial mortgage-backed	11.6	External vendor	Prepayment rate[1]	0
Total fixed maturities	11.6
Equity securities:
Nonredeemable preferred stocks:
Financials	69.3	Multiple of tangible net book value	Price to book ratio multiple	2.6
Subtotal Level 3 securities	80.9
Third-party pricing exemption securities[2]	0.4
Total Level 3 securities	$81.3

NA= Not Applicable since we did not hold any residential mortgage-backed Level 3 securities at December 31, 2014.
[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.

	Quantitative Information about Level 3 Fair Value Measurements
($ in millions)	Fair Value at Dec. 31, 2013	Valuation Technique	Unobservable Input	Unobservable Input Assumption
Fixed maturities:
Asset-backed securities:
Residential mortgage-backed	$0.2	External vendor	Prepayment rate[1]	0
Commercial mortgage-backed	29.0	External vendor	Prepayment rate[2]	0
Total fixed maturities	29.2
Equity securities:
Nonredeemable preferred stocks:
Financials	39.0	Multiple of tangible net book value	Price to book ratio multiple	1.9
Subtotal Level 3 securities	68.2
Third-party pricing exemption securities[3]	0.5
Total Level 3 securities	$68.7

[1] Assumes that one security has 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[2] Assumes that two securities have 0% of the principal amount of the underlying loans that will be paid off prematurely in each year.
[3] The fair values for these securities were obtained from non-binding external sources where unobservable inputs are not reasonably available to us.